PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equity consisted of the following:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(4,125)	(1,937)
Property and equipment, net	$5,775	$7,963

Depreciation expense totaled $2,188 and $1,414 for the nine months ended September 30, 2022 and for the twelve months ended December 31, 2021, respectively.

NOTE 4. PROPERTY AND EQUIPMENT

Property and equity consisted of the following:

	December 31,	December 31,
	2021	2020

Machinery and equipment, at cost	$9,900	$9,900
Accumulated depreciation	(1,937)	(523)
Property and equipment, net	$7,963	$9,377

Depreciation expense totaled $1,414 and $523 for the years ended December 31, 2021 and 2020, respectively.